MEMBER MANAGEMENT FEES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Member Management Fees Payable
SCHEDULE OF MEMBERS MANAGEMENT FEES PAYABLE
	As of December 31,
	2022	2023
	RMB	RMB

Member management fees payable	11,087	4,373